Average Annual Total Returns - International Growth Fund	None 1 Year	None 5 Years	None 10 Years	MSCI ACWI ex USA (net) (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA (net) (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA (net) (reflects no deduction for fees or expenses) 10 Years
Total	34.14%	15.20%	9.82%	10.65%	8.93%	4.92%